OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized fulfillment costs	$ 3,558,000	$ 4,894,000
Agent receivables	969,000	2,207,000
Advances	1,238,000	2,023,000
Claims receivables	8,784,000	5,967,000
Bunker receivables on time charter-out contracts	21,659,000	28,555,000
Other receivables	11,604,000	10,784,000
Total other current assets	47,812,000	54,430,000
Allowance for credit losses	$ 46,300	$ 46,300